Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 11 - Employee Benefit Plan

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. Participants in the Plan may contribute a percentage of compensation, but not in excess of the maximum allowed under the Code. The Company may make contributions at the discretion of its Board of Directors. During the six months ended June 30, 2013 and 2012, the Company made no contributions to the Plan.

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. Participants in the Plan may contribute a percentage of compensation, but not in excess of the maximum allowed under the Code. The Company may make contributions at the discretion of its Board of Directors. During the years ended December 31, 2012 and 2011, the Company made no contributions to the Plan.